Derivatives (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Contract	Dec. 31, 2011
Designated derivative instruments classified as derivative liabilities
Deferred Tax Benefit	$ 6,928	$ 13,298
Accrued Interest [Member]
Designated derivative instruments classified as derivative liabilities
Fair Market Value of Derivative Liability	(1,140)
Adjusted Fair Market Value of Derivative Liability	(1,140)
Designated derivative liabilities [Member]
Designated derivative instruments classified as derivative liabilities
Quantity	27
Swap Contract Notional Amount	993,278
Fair Market Value of Derivative Liability	(50,631)
Credit Risk Adjustment	3,096
Adjusted Fair Market Value of Derivative Liability	(47,535)
Deferred Tax Benefit	4,889
Loss Recognized in Accumulated Comprehensive Loss	35,199
Loss Recognized into Earnings	(377)
Interest rate swap contacts [Member]
Designated derivative instruments classified as derivative liabilities
Quantity	27
Hedge Interest Rates, Lower Range	0.90%
Hedge Interest Rates, Higher Range	4.93%
Swap Contract Notional Amount	993,278	1,187,600
Fair Market Value of Derivative Liability	(49,491)
Credit Risk Adjustment	3,096
Adjusted Fair Market Value of Derivative Liability	(46,395)
Deferred Tax Benefit	4,889
Loss Recognized in Accumulated Comprehensive Loss	35,199
Loss Recognized into Earnings	$ (377)
Interest rate swap contacts [Member] | Minimum [Member]
Designated derivative instruments classified as derivative liabilities
Maturity Dates	Jan. 14, 2015
Interest rate swap contacts [Member] | Maximum [Member]
Designated derivative instruments classified as derivative liabilities
Maturity Dates	Nov. 14, 2018